Sep. 01, 2022
Tortoise Energy Infrastructure and Income Fund
Tortoise Energy Infrastructure and Income Fund
Managed Portfolio Series

Tortoise MLP & Energy Income Fund
(the “Fund”)

Supplement dated July 15, 2022, to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated March 31, 2022, as amended
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Effective on September 1, 2022 (the “Effective Date”), the Fund’s name will change from “Tortoise MLP & Energy Income Fund” to “Tortoise Energy Infrastructure and Income Fund”. Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Tortoise Energy Infrastructure and Income Fund”.
No action is required by current shareholders of the Fund as a result of this change. In addition, the change in the Fund’s name will have no effect on its investment objective or strategy.
This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.